LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Lease Right-of-use Asset And Lease Liabilities
LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES

9. LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES

Right-Of-Use Assets
Balance as of December 31, 2024	$615,444
New right-of-use assets recognized	585,480
Amortization for the three months ended March 31, 2025	(14,107)
Adjustment for non-exercising option	(557,776)
Adjustment for foreign currency translation difference	4,675
Balance as of March 31, 2025	$633,716

Lease Liability
Balance as of December 31, 2024	$615,444
New lease liability recognized	585,480
Imputed interest for the three months ended March 31, 2025	10,345
Gross repayment for the three months ended March 31, 2025	(24,452)
Adjustment for non-exercising option	(557,776)
Adjustment for foreign currency translation difference	$4,675
Balance as of March 31, 2025	$633,716

Lease liability current portion	58,891
Lease liability non-current portion	$574,825

Other information:

	Three months ended March 31, 2025	Three months ended March 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow to operating lease	$24,452	$22,712
Right-of-use assets obtained in exchange for operating lease liabilities	-	-
Remaining lease term for operating lease (years)	8.78	8.46
Weighted average discount rate for operating lease	6.40%	5.40%

11. LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES

Right-Of-Use Assets
Balance as of December 31, 2023	$651,853
New right-of-use assets recognized	113,560
Amortization for the year ended December 31, 2024	(60,303)
Adjustment for non-exercising option	(105,772)
Adjustment for foreign currency translation difference	16,106
Balance as of December 31, 2024	$615,444

Lease Liability
Balance as of December 31, 2023	$651,853
New lease liability recognized	113,560
Imputed interest for the year ended December 31, 2024	34,678
Gross repayment for the year ended December 31, 2024	(94,981)
Adjustment for non-exercising option	(105,772)
Adjustment for foreign currency translation difference	$16,106
Balance as of December 31, 2024	$615,444

Lease liability current portion	64,787
Lease liability non-current portion	$550,657

Other information:

	For the year ended December 31, 2024	For the year ended December 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow to operating lease	$94,981	$93,691
Right-of-use assets obtained in exchange for operating lease liabilities	-	-
Remaining lease term for operating lease (years)	7.80	8.71
Weighted average discount rate for operating lease	5.58%	5.40%